Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended
	Mar. 05, 2021	Mar. 02, 2021	Feb. 12, 2021	Mar. 25, 2021	Feb. 28, 2021	Jan. 29, 2021
Subsequent Events (Textual)
Cumulative revenues						$ 5,000
Collaboration agreement term						15 years
Collaboration agreement, description						Pursuant to the terms of the Agreement, the parties also agreed to cooperate in continuing a project (the "Project") that has already started with a customer in the Asia Pacific region. Elbit has agreed to invest, at its discretion and pursuant to certain milestones, in the further development and setting up of serial production lines of TIKAD, and may elect to increase such investment subject to the satisfaction of certain criteria, including Elbit's right to terminate the Agreement if, for example, the Project is cancelled by the customer. Such investment amounts will be made into Elbit's owned assets and production lines of TIKAD. Elbit will recoup 50% of its investment amount, up to $6,000, by offsetting 50% of royalty payments that may be due to Duke.
Principal amount	$ 130				$ 200
Accrued interest					$ 215,066
Converted into shares of common stock					575,044
Common stock shares issued	347,594	171,246	171,246
Options vesting period, description				The options shall vest over a three year period, with 50% of the options to vest on the first anniversary of the grant date, and the balance of 50% of the options to vest in equal parts on the second and third anniversary of the grant date, respectively, subject to the Mr. Balucka providing continued services to the Company.
Options to purchase shares of common stock				450,000
Options to purchase shares of common stock exercise price				$ 0.0001